CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,666)	$ (6,449)
Cash flow hedges:
Changes in unrealized gains	311	91
Reclassification adjustments for gains included in net loss	(205)	(16)
Net change	106	75
Foreign currency translation adjustment	(170)	(25)
Net change in accumulated comprehensive loss	(64)	50
Comprehensive loss	$ (4,730)	$ (6,399)